Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision
The components of the income tax provision were as follows:

	For the six months ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Current tax:
Hong Kong	-	-	-
Total current tax	-	-	-

Deferred tax:
Hong Kong	(893,363)	(211,956)	(27,001)
Total deferred tax	(893,363)	(211,956)	(27,001)
Total income tax benefit	(893,363)	(211,956)	(27,001)

Schedule of reconciliation of statutory income tax rate
The reconciliation of statutory income tax rate to our effective income tax rate was as follows:

	For the six months ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Loss before income taxes	(6,439,954)	(13,907,320)	(1,771,656)
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(1,062,592)	(2,294,708)	(292,323)
Reconciling items:
Tax effect of income that is not taxable	(3,652)	(2,133)	(272)
Tax effect of expenses that are not deductible	-	33,375	4,252
The effect of tax rates in different tax jurisdictions	1,079,543	1,611,660	205,310
Research and development credit (1)	(942,627)	(605,417)	(77,124)
Change in valuation allowance	-	1,045,140	133,141
Tax credits	(2,175)	(168)	(22)
Others	38,140	295	37
Income tax benefit	(893,363)	(211,956)	(27,001)
(1)Research and development credit was arising from the tax authority of Hong Kong provided enhanced tax deduction for expenditure incurred by enterprises on a qualifying research and development activity and enterprises will be able to enjoy additional tax deduction for expenditure incurred on domestic research and development.